Schedule of general and administrative expenses (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Notes and other explanatory information [abstract]
Consultants	$ 608,729	$ 557,633
Management fees (Note 14)	198,041
Insurance, travel and office related	180,369	146,005
Investor relations	169,310	194,174
Professional fees	137,532	255,437
Transfer agent and filing fees	80,302	18,721
Total general and administrative expenses	$ 1,374,283	$ 1,171,970